Taxes payable (Tables)	12 Months Ended
Dec. 31, 2018
Taxes payable [abstract]
Taxes payable
	As at 31 December
	2018	2017
VAT payable	867,615	619,329
Income tax payable	231,299	430,703
Others	375,523	252,178

Total	1,474,437	1,302,210